FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Price risk (Details) - Commodity price risk R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 USD ($)
Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
CPI % base rate	2.84%
Possible (25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Percentage change in sensitivity analysis scenario	25.00%
CPI % base rate	3.55%
Remote (50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Percentage change in sensitivity analysis scenario	50.00%
CPI % base rate	4.25%
Embedded derivative | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on fair value of assets attributable to an increase in measurement input.	R$ 28,165
Embedded derivative | Possible (25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on fair value of assets attributable to an increase in measurement input.	203,262
Embedded derivative | Remote (50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on fair value of assets attributable to an increase in measurement input.	R$ 418,180
Oil derivative
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Logistics costs | $		$ 37,757